AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 97.2%
Communication Services - 3.0%
IAC, Inc.*	243,400	$13,099,788
Pinterest, Inc., Class A*	589,200	19,072,404
Take-Two Interactive Software, Inc.*	58,900	9,053,519

Total Communication Services		41,225,711
Consumer Discretionary - 9.9%
Brunswick Corp.	187,400	15,707,868
DoorDash, Inc., Class A*	134,490	19,195,758
Floor & Decor Holdings, Inc., Class A*,1	86,000	10,678,620
O'Reilly Automotive, Inc.*	26,760	30,816,816
Pool Corp.	31,875	12,010,500
Ross Stores, Inc.	182,500	27,468,075
Tractor Supply Co.	74,605	21,704,832

Total Consumer Discretionary		137,582,469
Consumer Staples - 1.6%
BJ's Wholesale Club Holdings, Inc.*	277,352	22,875,993
Energy - 3.1%
Cheniere Energy, Inc.	153,300	27,569,472
Permian Resources Corp.	1,183,000	16,100,630

Total Energy		43,670,102
Financials - 8.4%
The Allstate Corp.	124,141	23,543,341
Brown & Brown, Inc.	124,300	12,877,480
Interactive Brokers Group, Inc., Class A	106,214	14,801,983
RenaissanceRe Holdings, Ltd. (Bermuda)	78,200	21,301,680
TPG, Inc.	535,020	30,795,751
WEX, Inc.*	67,380	14,131,607

Total Financials		117,451,842
Health Care - 17.4%
Argenx SE, ADR (Netherlands)*	32,850	17,807,328
Ascendis Pharma A/S, ADR (Denmark)*	100,500	15,005,655
Cencora, Inc.	154,800	34,842,384
Chemed Corp.	45,625	27,419,256
Dexcom, Inc.*	208,900	14,004,656
Encompass Health Corp.	157,100	15,182,144
Humana, Inc.	44,400	14,063,256
ICON PLC (Ireland)*,1	48,500	13,934,535
IDEXX Laboratories, Inc.*	43,400	21,926,548
Legend Biotech Corp., ADR *	347,992	16,957,650
Repligen Corp.*	82,570	12,288,068
Stevanato Group S.P.A. (Italy)[1]	460,126	9,202,520
	Shares	Value

Veeva Systems, Inc., Class A*	136,385	$28,623,120

Total Health Care		241,257,120
Industrials - 20.7%
AMETEK, Inc.	105,600	18,132,576
Carlisle Cos., Inc.	32,400	14,571,900
Cintas Corp.	175,320	36,094,882
Copart, Inc.*	131,300	6,880,120
Curtiss-Wright Corp.	2,980	979,496
EMCOR Group, Inc.	76,730	33,034,567
Equifax, Inc.	74,389	21,859,952
GFL Environmental, Inc. (Canada)	261,704	10,436,755
KBR, Inc.	165,407	10,772,958
Nordson Corp.	34,100	8,955,683
NuScale Power Corp.*	75,095	869,600
Regal Rexnord Corp.	102,894	17,068,057
Rockwell Automation, Inc.	53,430	14,343,818
Saia, Inc.*	33,620	14,700,681
Verisk Analytics, Inc., Class A	122,393	32,796,428
Waste Connections, Inc. (Canada)	168,435	30,119,547
Watsco, Inc.[1]	33,300	16,379,604

Total Industrials		287,996,624
Information Technology - 28.5%
Amphenol Corp., Class A	459,965	29,971,319
Aspen Technology, Inc.*	51,600	12,323,112
Bentley Systems, Inc., Class B1	348,600	17,712,366
Crowdstrike Holdings, Inc., Class A*	82,301	23,082,961
CyberArk Software, Ltd. (Israel)*	85,495	24,931,197
Elastic, N.V.*	148,595	11,406,152
Gartner, Inc.*	65,925	33,408,153
HubSpot, Inc.*	62,400	33,171,840
JFrog, Ltd. (Israel)*	498,528	14,477,253
Marvell Technology, Inc.	263,960	19,036,795
Microchip Technology, Inc.	232,200	18,643,338
Monolithic Power Systems, Inc.	33,500	30,970,750
Nice, Ltd., Sponsored ADR (Israel)*	96,620	16,779,995
Onestream, Inc.*,1	418,715	14,194,439
Palo Alto Networks, Inc.*	30,057	10,273,483
Samsara, Inc., Class A*	261,000	12,559,320
Smartsheet, Inc., Class A*	311,500	17,244,640
Teradyne, Inc.	190,900	25,567,237
Tyler Technologies, Inc.*	33,800	19,729,736
Universal Display Corp.	32,164	6,751,224

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 28.5% (continued)
Vertex, Inc., Class A*,1	106,500	$4,101,315

Total Information Technology		396,336,625
Materials - 2.2%
Martin Marietta Materials, Inc.	31,300	16,847,225
RPM International, Inc.	108,400	13,116,400

Total Materials		29,963,625
Real Estate - 2.4%
CoStar Group, Inc.*	220,495	16,634,143
CubeSmart, REIT	314,000	16,902,620

Total Real Estate		33,536,763

Total Common Stocks (Cost $851,603,529)		1,351,896,874

	Principal Amount
Short-Term Investments - 4.1%
Joint Repurchase Agreements - 1.4%[2]
ASL Capital Markets, Inc., dated 09/30/24, due 10/01/24, 5.350% total to be received $4,642,132 (collateralized by various U.S. Government Agency Obligations, 1.470% - 7.000%, 06/01/28 - 07/15/59, totaling $4,734,271)	$4,641,442	4,641,442
Cantor Fitzgerald Securities, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $4,715,233 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.408%, 05/01/26 - 08/20/74, totaling $4,808,870)	4,714,578	4,714,578
CF Secured, LLC, dated 09/30/24, due 10/01/24, 5.000% total to be received $2,481,714 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.070%, 05/15/27 - 07/20/73, totaling $2,530,996)	2,481,369	2,481,369
	Principal Amount	Value

Marex Capital Markets, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $4,715,233 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.750% - 5.500%, 07/15/28 - 09/01/54, totaling $4,808,870)	$4,714,578	$4,714,578
MUFG Securities America, Inc., dated 09/30/24, due 10/01/24, 4.870% total to be received $1,160,955 (collateralized by various U.S. Government Agency Obligations, 2.500% - 7.000%, 03/01/42 - 09/01/53, totaling $1,184,014)	1,160,798	1,160,798
National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $1,042,541 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $1,063,247)	1,042,399	1,042,399

Total Joint Repurchase Agreements		18,755,164

	Shares
Other Investment Companies - 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.80%[3]	15,263,339	15,263,339
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.88%[3]	22,895,009	22,895,009

Total Other Investment Companies		38,158,348

Total Short-Term Investments (Cost $56,913,512)		56,913,512
Total Investments - 101.3% (Cost $908,517,041)		1,408,810,386
Other Assets, less Liabilities - (1.3)%		(18,624,607)
Net Assets - 100.0%		$1,390,185,779

*	Non-income producing security.
[1]	Some of these securities, amounting to $56,271,499 or 4.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,351,896,874	—	—	$1,351,896,874
Short-Term Investments
Joint Repurchase Agreements	—	$18,755,164	—	18,755,164
Other Investment Companies	38,158,348	—	—	38,158,348
Total Investments in Securities	$1,390,055,222	$18,755,164	—	$1,408,810,386

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$56,271,499	$18,755,164	$39,170,562	$57,925,726
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.625%	10/31/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.